SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14– SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the issuance date of the unaudited consolidated financial statements and concluded that no subsequent events have occurred that would require recognition in the unaudited consolidated financial statements or disclosure in the notes to the unaudited consolidated financial statements.